Income tax - Summary of deferred income tax reconciliation (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax assets:
Non-capital loss carryforward	$ 11,803	$ 11,092	$ 9,140
Resource expenditures	2,683	2,647	2,507
Equipment	278	272	239
Share issue and legal costs	26	15	22
Other	12,190	11,957	11,355
Deferred tax assets	26,980	25,983	23,263
Unrecognized tax assets	(26,939)	(25,954)	$ (23,263)
Net deferred income tax assets	41	29
Deferred income tax liabilities:
Foreign exchange on loan	(25)	(29)
Mineral property interests	(16)
Net deferred income tax liabilities	(41)	(29)
Net deferred income tax	$ 0	$ 0